Concentration of Credit Risk and Significant Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedules of concentration of risk, by risk factor
Significant customers are those that represent 10% or more of revenue or accounts receivable and are set forth in the following table:

	Revenue for the Nine Months Ended September 30,		Accounts Receivable As of
	2020	2019	September 30, 2020	December 31, 2019
Customer A	67.3%	14.6%	44.0%	60.0%
Customer B	26.0%	51.1%	36.1%	20.4%
Customer A is a related party and Customer B is a government agency.
Significant customers are those that represent 10% or more of revenue or accounts receivable and are set forth in the following:

	Revenue for the Year Ended December 31,		Accounts Receivable As of December 31,
	2019	2018	2019	2018
Customer A	*	44.0%	*	22.7%
Customer B	*	17.6%	*	43.7%
Customer C	*	16.0%	*	*
Customer D	79.6%	*	60.0%	19.3%
Customer E	13.3%	*	20.4%	*

*    Less than 10% of total